UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  06-30-2008


Check here if Amendment [x]; Amendment Number:  2
   This Amendment (Check only one.):  [ x ]   is a restatement.
                                      [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               12-10-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  83

Form 13F Information Table Value Total:  172071000

List of Other Included Managers:   None

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corp.                       COM              88579Y101     1783    25620 SH       Sole                    24005              1615
AFLAC Inc.                     COM              001055102     5773    91932 SH       Sole                    85437              6495
Abbott Labs                    COM              002824100      291     5500 SH       Sole                     5500
BP Amoco PLC ADR               COM              055622104      208     2991 SH       Sole                     2991
CVS Corp Del                   COM              126650100     1028    25990 SH       Sole                    23870              2120
Chevron Texaco Corp.           COM              166764100     3801    38341 SH       Sole                    35686              2655
Chicago Bridge and Iron        COM              167250109      815    20470 SH       Sole                    19075              1395
Coca Cola                      COM              191216100      244     4693 SH       Sole                     4693
Colgate-Palmolive Co.          COM              194162103      365     5280 SH       Sole                     4260              1020
ConocoPhillips                 COM              20825C104     5291    56054 SH       Sole                    52294              3760
Consumer Discretionary Select  COM              81369y407      341    11980 SH       Sole                    11740               240
Consumer Staples Select Sector COM              81369Y308      211     7890 SH       Sole                     7750               140
Costco Whsl Group              COM              22160K105     1322    18841 SH       Sole                    16385              2456
DJ U.S. Healthcare Providers I COM              464288828     2291    51090 SH       Sole                    47770              3320
DJ US Aerospace & Defense Inde COM              464288760     1466    27031 SH       Sole                    24461              2570
DJ US Energy - iShares Trust   COM              464287796      239     1575 SH       Sole                     1545                30
Danaher Corp Del               COM              235851102     1075    13910 SH       Sole                    12860              1050
Devon Energy Corp New          COM              25179M103      654     5440 SH       Sole                     4850               590
Dynamic Healthcare - Powershar COM              73935X351      474    18950 SH       Sole                    18410               540
Edwards Lifesciences           COM              28176e108      728    11735 SH       Sole                    10705              1030
Exxon Mobil                    COM              30231G102     1003    11386 SH       Sole                    11386
Fomento Economico Mexicano     COM              344419106     2671    58690 SH       Sole                    54685              4005
General Electric               COM              369604103      436    16333 SH       Sole                    16333
GlaxoSmithKline plc            COM              37733W105      210     4750 SH       Sole                     4750
Gold Trust - SPDR              COM              78463v107     2758    30170 SH       Sole                    28825              1345
Google Inc.                    COM              38259p508     3420     6496 SH       Sole                     6056               440
IBM                            COM              459200101      254     2141 SH       Sole                     2141
Industrial Select Sector - SPD COM              81369Y704      579    17035 SH       Sole                    17035
Johnson & Johnson              COM              478160104     3668    57005 SH       Sole                    53725              3280
L-3 Communications             COM              502424104     1627    17900 SH       Sole                    16775              1125
Lowe's Companies Inc.          COM              548661107     2191   105605 SH       Sole                    98160              7445
MSCI Brazil Free Index Fund -  COM              464286400      286     3200 SH       Sole                     3200
MSCI Emerging Markets Index Fu COM              464287234     3059    22541 SH       Sole                    20691              1850
MSCI European Monetary Union I COM              464286608     9420    96135 SH       Sole                    89875              6260
Marriot International          COM              571903202     1695    64595 SH       Sole                    60565              4030
Medtronic, Inc.                COM              585055106     2530    48888 SH       Sole                    45788              3100
Norfolk Southern Corp.         COM              655844108      282     4500 SH       Sole                     4500
Novartis ADR                   COM              66987V109     1505    27340 SH       Sole                    25805              1535
Panera Bread Co.               COM              69840W108      239     5160 SH       Sole                     4050              1110
Pepsico Inc.                   COM              713448108     3615    56854 SH       Sole                    53264              3590
Procter & Gamble               COM              742718109     3484    57296 SH       Sole                    53006              4290
Qualcomm                       COM              747525103     4907   110590 SH       Sole                   103270              7320
Quanta Services                COM              74762e102     2366    71105 SH       Sole                    66330              4775
Resmed                         COM              761152107      659    18446 SH       Sole                    16136              2310
Russell Large-Cap Growth - iSh COM              464287614     1430    25890 SH       Sole                    25270               620
Russell Large-Cap Value - iSha COM              464287598      973    14085 SH       Sole                    13715               370
Russell Mid-Cap Growth - iShar COM              464287481     5024    47464 SH       Sole                    44094              3370
Russell Mid-Cap Index Fund - i COM              464287499      252     2630 SH       Sole                     2550                80
Russell Mid-Cap Value - iShare COM              464287473     2713    21087 SH       Sole                    19477              1610
Russell Small-Cap Growth - iSh COM              464287648     3293    43233 SH       Sole                    40128              3105
Russell Small-Cap Value - iSha COM              464287630     2321    36427 SH       Sole                    33967              2460
Rydex S&P Equal Weight Energy  COM              78355w866     2922    36195 SH       Sole                    32885              3310
S&P Biotech - SPDR             COM              78464a870     1832    31805 SH       Sole                    30135              1670
S&P GSTI Software Index Fund - COM              464287515     3371    71395 SH       Sole                    66090              5305
S&P Global Basic Matls Sector  COM              464288695     3971    47876 SH       Sole                    44921              2955
S&P Global Energy Sector - iSh COM              464287341     6029    39511 SH       Sole                    37189              2322
S&P Global Financials Sector - COM              464287333     2722    45781 SH       Sole                    42581              3200
S&P Global Industrial Index -  COM              464288729     1465    26524 SH       Sole                    25199              1325
S&P Global Technology Index -  COM              464287291     5380    93993 SH       Sole                    87953              6040
S&P Global Telecom Sector - iS COM              464287275     6092    95665 SH       Sole                    90190              5475
S&P Global Utilities Index - i COM              464288711     3139    48456 SH       Sole                    44526              3930
S&P Latin America - iShares    COM              464287390     3469    12615 SH       Sole                    11570              1045
State Street Corp.             COM              857477103     4263    66613 SH       Sole                    62058              4555
Stryker Corp                   COM              863667101     1808    28747 SH       Sole                    27327              1420
Teva Pharmaceutical Industries COM              881624209      759    16565 SH       Sole                    15210              1355
Toronto Dominion Bank          COM              891160509     2712    43546 SH       Sole                    40841              2705
Toyota Motor CP ADR New        COM              892331307      245     2610 SH       Sole                     2610
UPS                            COM              911312106     1225    19929 SH       Sole                    18564              1365
Vanguard Pacific Stock ETF     COM              922042866     3122    49980 SH       Sole                    46400              3580
Varian Inc                     COM              922206107      763    14935 SH       Sole                    13735              1200
Verizon Communications         COM              92343V104     1487    42007 SH       Sole                    38792              3215
Viacom Inc. Cl B               COM              92553p201     1106    36199 SH       Sole                    34124              2075
W.R. Berkley Corp              COM              084423102      979    40505 SH       Sole                    37120              3385
WPP Group-New                  COM              929309409     2450    51235 SH       Sole                    47855              3380
WalMart                        COM              931142103      956    17003 SH       Sole                    15738              1265
Water Resources Portfolio - Po COM              73935X575     2623   126646 SH       Sole                   117111              9535
Waters Corp                    COM              941848103     1193    18490 SH       Sole                    17445              1045
Wells Fargo New                COM              949746101      236     9930 SH       Sole                     9930
Wrigley, Wm. Jr. Co.           COM              982526105      373     4790 SH       Sole                     4605               185
Wyeth                          COM              983024100      211     4403 SH       Sole                     4403
Zimmer Holdings                COM              98956P102     1897    27875 SH       Sole                    26495              1380
S&P GSCI Commodity-Indexed Tru OAS              46428R107      398     5315 SH       Sole                     5315
proShares Ultrashort Russell 2 OAS              74347r834     5609    71175 SH       Sole                    67875              3300